LONG-TERM DEBT - MORTGAGE (Schedule of long-term debt) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jan. 09, 2015
Less: Deferred financing costs
Due After One Year, Total	$ 5,409,908	$ 5,549,600
Bond St. Building Brooklyn, NY Two [Member]
Mortgage:
Due Within One Year	162,569	156,846
Due After One Year	5,467,110	5,629,679
Less: Deferred financing costs
Due Within One Year
Due After One Year	57,202	80,079
Due Within One Year, Total	162,569	156,846
Due After One Year, Total	$ 5,409,908	$ 5,549,600
Current Annual Interest Rate	3.54%	3.54%	3.54%
Final Payment Date	Feb. 01, 2020